Cover Page Cover Page	Oct. 28, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	BOSTON PRIVATE FINANCIAL HOLDINGS INC
Entity Incorporation, State or Country Code	MA
Entity File Number	001-35070
Entity Tax Identification Number	04-2976299
Entity Address, Address Line One	Ten Post Office Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	912-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000821127
Amendment Flag	false